Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.00001
Amount Registered | shares	14,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0875
Maximum Aggregate Offering Price	$ 1,225,000
Amount of Registration Fee	$ 187.55
Offering Note	The shares will be offered for resale by the selling stockholder pursuant to the prospectus contained in the Registration Statement.Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered in the Registration Statement include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high ($.0875) and low ($.0790) sale price of the registrant’s common stock on July 21, 2025 as reported on the OTCQB Market, which date is within five business days prior to filing this registration statement.